Note 5 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Note 5 - Acquisitions (Tables) [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Fair value on
acquisition date
Cash and cash equivalents	$91
Trade and other receivables, net	244
Inventories	71
Prepaid expenses	8
Vessels	20,350
Total assets	20,764

Accounts payable	2,556
Accrued liabilities	267
Deferred income	110
Bank debt	12,385
Total liabilities	15,318

Fair value of net assets	5,446
Fair value of consideration	5,682
Goodwill	$236

Schedule of Business Acquisitions Purchase Price Allocation [Table Text Block]
Common Stock issued	$10,000
Promissory Note	6,000
Senior Secured Note	14,000
Total purchase price	$30,000
Fair value adjustment for common stock issued	1,598
Total adjusted purchase price	$28,402
Accounts receivable	$166
Property, Plant and Equipment	9,650
Goodwill	28,007
Accounts payable	(2,076)
Contigent consideration	(7,239)
Asset retirement obligations	(106)
$28,402

Acquisition of Three Oil Tanker/Asphalt Carriers Vessels [Member]
Note 5 - Acquisitions (Tables) [Line Items]
Business Acquisition, Pro Forma Information [Table Text Block]
	Year Ended
	December 31, 2014 Unaudited	December 31, 2013 Unaudited
	(In thousands)
Total Revenues
As reported	$12,077	$7,140
Pro forma	$19,345	$16,624

Operating Loss
As reported	$(35,596)	$(54,198)
Pro forma	$(34,810)	$(53,966)

Net loss applicable to common shareholders
As reported	$(100,223)	$(158,232)
Pro forma	$(92,518)	$(158,464)

Net loss per share applicable to common shareholders
As reported	$(392)	$(79,116,000)
Pro forma	$(360)	$(79,232,000)
	Year ended December 31, 2014	Year ended December 31, 2013
Depreciation Expense	$(392)	$(114)